VESSELS (Details) $ / shares in Units, $ in Thousands		1 Months Ended								2 Months Ended	3 Months Ended				4 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) company $ / shares	Nov. 30, 2015 USD ($)	Aug. 31, 2015 USD ($)	May. 31, 2015 USD ($)	Apr. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) company $ / shares	Sep. 30, 2014 USD ($) company $ / shares shares	May. 31, 2014 vessel	Apr. 30, 2014 USD ($) company vessel $ / shares shares	Oct. 31, 2014 company	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) $ / shares	Sep. 30, 2014 vessel $ / shares	Mar. 31, 2014 USD ($)	Sep. 30, 2014 vessel $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Vessels and equipment [Roll Forward]
Cost, beginning of period												$ 915,060		$ 305,581		$ 915,060	$ 305,581	$ 305,581
Purchase of vessels																24	24,085
Disposals of vessels																(382,855)
Value of share consideration paid in connection with purchase of vessel																	38,874
Transfer from newbuildings																574,523	546,520
Vessels acquired upon the merger with the Former Golden Ocean	$ 632,997					$ 632,997						632,997
Impairment losses on vessels and equipment																(152,597)	0	0
Balance, end of period																1,540,559	915,060	305,581
Accumulated depreciation beginning balance												(62,395)		(42,834)		(62,395)	(42,834)	(31,755)
Disposals depreciation																3,391
Depreciation																(52,728)	(19,561)	(11,079)
Accumulated depreciation ending balance																(52,354)	(62,395)	(42,834)
Net book value, beginning balance					$ 632,997						$ 632,997	852,665		$ 262,747		852,665	262,747	273,826
Net book value, ending balance	$ 632,997					$ 632,997						$ 632,997				1,488,205	852,665	262,747
Cash paid to acquire SPCs																24	$ 24,085	0
Number of Capesize Newbuildings Delivered												5
Number of SPCs acquired						12											13
Number of vessels acquired upon the merger	(29)					(29)						(29)
Sale Leaseback Transaction, Historical Cost					$ 272,000
Sale Leaseback Transaction, Deferred Gain, Gross																3,600
Repayments of Debt																244,338
Loss on sale of assets and amortization of deferred gains																10,788	$ 0	0
Karpasia [Member]
Vessels and equipment [Roll Forward]
Value of share consideration paid in connection with purchase of vessel									$ 38,900
Cash paid to acquire SPCs									24,000
Frontline 2012 [Member]
Vessels and equipment [Roll Forward]
Value of share consideration paid in connection with purchase of vessel						$ 127,100	$ 356,800		$ 194,400
Number of Capesize Newbuildings Delivered								2	3	3			2		3
Number of Capesize Newbuildings Acquired | vessel									5
Number of SPCs expected to acquire | company									25
Number of SPCs acquired | company	12					12	13		5
Common Stock [Member]
Vessels and equipment [Roll Forward]
Number of shares issued as consideration | shares									15,500,000
Common Stock [Member] | Karpasia [Member]
Vessels and equipment [Roll Forward]
Number of shares issued as consideration | shares									3,100,000.0
Share price (in USD per share) | $ / shares									$ 12.54
Common Stock [Member] | Frontline 2012 [Member]
Vessels and equipment [Roll Forward]
Number of shares issued as consideration | shares							31,000,000		15,500,000.0
Share price (in USD per share) | $ / shares	$ 4.10					$ 4.10	$ 11.51		$ 12.54			$ 4.10	$ 11.51		$ 11.51
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang [Member]
Vessels and equipment [Roll Forward]
Impairment losses on vessels and equipment																(199,200)
Tangible asset impairment charges, accumulated deprecation																58,228
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Vessels and equipment [Roll Forward]
Impairment losses on vessels and equipment												$ (141,000)
Channel Alliance and Channel Navigator [Member]
Vessels and equipment [Roll Forward]
Number of vessels sold					2
Proceeds from sale of vessels																16,800
Repayments of Debt				$ 14,300
KSL Atlantic [Member]
Vessels and equipment [Roll Forward]
Loss on sale of assets and amortization of deferred gains			$ (2,200)													(2,200)
KSL Baltic [Member]
Vessels and equipment [Roll Forward]
Loss on sale of assets and amortization of deferred gains		$ (100)														(100)	$ (100)
KSL Sakura, KSL Seville, KSL Seoul, KSL Stockholm and the Golden Kathrine [Member]
Vessels and equipment [Roll Forward]
Number of newbuildings delivered												5
KSL Aso [Member]
Vessels and equipment [Roll Forward]
Number of newbuildings delivered											1
KSL Finsbury and KSL Atlantic [Member]
Vessels and equipment [Roll Forward]
Number of newbuildings delivered												2
Golden Taurus [Member]
Vessels and equipment [Roll Forward]
Number of newbuildings delivered											1
Ship Finance International Ltd [Member]
Vessels and equipment [Roll Forward]
Number of vessels sold and leased back														0
Ship Finance International Ltd [Member] | Average: KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Vessels and equipment [Roll Forward]
Sale Leaseback Transaction, Historical Cost					$ 34,000
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Vessels and equipment [Roll Forward]
Number of vessels sold and leased back					8
Sale Leaseback Transaction, Historical Cost					$ 272,000
Purchase option, Vessels																$ 112,000
Charter Term, Contractual																10 years
Charter term, Extension																3 years
Ship Finance International Ltd [Member] | Vessels owned prior to the merger with the Former Golden Ocean [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang [Member]
Vessels and equipment [Roll Forward]
Number of vessels sold and leased back					5							5
Ship Finance International Ltd [Member] | Vessels acquired upon the merger with the Former Golden Ocean [Member] | Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Vessels and equipment [Roll Forward]
Number of vessels sold and leased back					3
Capesize Vessels [Member]
Vessels and equipment [Roll Forward]
Number of vessels at year end																17	13
Wholly owned vessels [Member]
Vessels and equipment [Roll Forward]
Depreciation																$ (51,578)	$ (19,561)	$ (11,079)
Kamsarmax Vessel [Member]
Vessels and equipment [Roll Forward]
Number of vessels at year end																8
Panamax Vessels [Member]
Vessels and equipment [Roll Forward]
Number of vessels at year end																10
Supramax Vessels [Member]
Vessels and equipment [Roll Forward]
Number of vessels at year end																5